Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Current Assets
Cash and cash equivalents	$ 21,788	$ 34,258	$ 29,933
Trade receivables, net	24,581	27,252	17,738
Other accounts receivables	3,077	8,710	6,410
Inventories	80,237	68,785	64,520
Total Current Assets	129,683	139,005	118,601
Non-Current Assets
Property, plant and equipment, net	26,936	26,157	25,914
Right-of-use assets	5,517	2,568	2,810
Intangible assets, Goodwill and other long-term assets	143,986	147,072	150,449
Contract assets	8,267	7,577	6,361
Total Non-Current Assets	184,706	183,374	185,534
Total Assets	314,389	322,379	304,135
Current Liabilities
Current maturities of bank loans	4,444	4,444	4,449
Current maturities of lease liabilities	1,063	1,016	1,010
Current maturities of other long term liabilities	25,077	29,708	20,117
Trade payables	27,969	32,917	17,954
Other accounts payables	7,235	7,585	6,110
Deferred revenues	38	35	40
Total Current Liabilities	65,826	75,705	49,680
Non-Current Liabilities
Bank loans	10,741	12,963	15,185
Lease liabilities	4,972	2,177	2,492
Contingent consideration	19,028	17,534	23,121
Other long-term liabilities	36,514	37,308	41,304
Deferred revenues	0		15
Employee benefit liabilities, net	556	672	764
Total Non-Current Liabilities	71,811	70,654	82,881
Shareholder’s Equity
Ordinary shares	11,737	11,734	11,731
Additional paid in capital net	210,727	210,495	210,319
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(67)	(88)	(442)
Capital reserve from share-based payments	5,902	5,505	5,097
Capital reserve from employee benefits	424	348	271
Accumulated deficit	(48,481)	(48,484)	(51,912)
Total Shareholder’s Equity	176,752	176,020	171,574
Total Liabilities and Shareholder’s Equity	$ 314,389	$ 322,379	$ 304,135